Expense Example {- Industrials Portfolio} - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-16 - Industrials Portfolio - Industrials Portfolio-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918